Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	kr 113,543	kr 108,188
Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	109,204	103,972
Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	4,339	4,216
Sweden [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	58,754	56,138
Sweden [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	58,754	56,138
US [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	18,463	17,921
US [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	17,805	17,235
US [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	658	686
United Kingdom [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	17,071	15,788
United Kingdom [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	17,071	15,788
Other Countries [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	19,255	18,341
Other Countries [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	15,574	14,811
Other Countries [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	kr 3,681	kr 3,530